Options	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
OPTIONS
4.	OPTIONS

Stock Option Plan

As of September 30, 2020, 10,000,000 non-qualified common stock options were outstanding. Each option expires on the date specified in the option agreement, which date is not later than the fifth (5th) anniversary from the grant date of the options. Of the 10,000,000 non-qualified common stock options, one-third vest immediately, and one-third vest the second and third year, such that, the options are fully vested with a maturity date of October 2, 2022, and are exercisable at an exercise price of $0.01 per share.

On January 23, 2019, the Company issued 170,000,000 stock options. One-third of the options vested immediately, and the remainder vest 1/24 per month over the first twenty four months following the option grant. The options expire 10 years from the initial grant date. The options fully vest by January 23, 2022

On January 31, 2019, the Company issued 6,000,000 stock options, of which two-third (2/3) vest immediately, and the remaining amount shall vest one-twelfth (1/12) per month from after the date of the option grant. The options expire 10 years from the initial grant date. The options fully vested on January 31, 2020.

On July 22, 2019, the Company issued 10,000,000 stock options, of which one-third (1/3) vest immediately, and the remaining shall vest one-twenty fourth (1/24) per month from after the date of the option grant. The options expire 10 years from the initial grant date. The options fully vested on July 22, 2020.

A summary of the Company’s stock option activity and related information follows:

	9/30/2020		9/30/2019
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	196,250,000	$0.01	186,250,000	$0.01
Granted	-	$0.01	10,000,000	$0.01
Exercised	-	-	-	-
Forfeited/Expired	(250,000)	-	-	-
Outstanding, end of period	196,000,000	$0.01	196,250,000	$0.01
Exercisable at the end of period	174,332,250	$0.01	108,916,667	$0.01

The weighted average remaining contractual life of options outstanding as of September 30, 2020 and 2019 was as follows:

9/30/20				9/30/19
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$-	-	-	-	$0.02	250,000	250,000	0.50
$0.01	10,000,000	10,000,000	2.01	$0.01	10,000,000	5,000,000	3.01
$0.0097-0.0099	176,000,000	157,110,167	5.32 - 5.34	$0.0097-0.0099	176,000,000	99,777,777	6.32 - 6.34
$0.006	10,000,000	7,222,083	5.81	$0.006	10,000,000	3,888,889	6.81
	196,000,000	174,332,250			196,250,000	108,916,667

The stock-based compensation expense recognized in the statement of operations during the three months ended September 30, 2020 and 2019, related to the granting of these options was $112,035 and $246,994, respectively.

4.	OPTIONS

Stock Option Plan

The non-qualified common stock options expire on the date specified in the option agreement, which date is not later than the fifth (5th) anniversary from the grant date of the options. As of June 30, 2020, 250,000 options were fully vested with a maturity date of March 31, 2020, which expired and were forfeited as of June 30, 2020; on October 2, 2017, the Company issued 10,000,000 non-qualified common stock options, which vest one-third immediately, and one-third the second and third year, whereby, the options are fully vested with a maturity date of October 2, 2022, and are exercisable at an exercise price of $0.01 per share.

On January 23, 2019, the Company issued 170,000,000 stock options, of which one-third (1/3) vest immediately, and the remaining shall vest one-twenty fourth (1/24) per month after the date of these options (remaining block). The first block shall become exercisable immediately and is exercisable for a period of seven (7) years. The options fully vest by January 23, 2021.

On January 31, 2019, the Company issued 6,000,000 stock options, of which two-third (2/3) vest immediately, and the remaining shall vest one-twelfth (1/12) per month from after the date of these options (remaining block). The first block shall become exercisable immediately and is exercisable for a period of seven (7) years. The options fully vested on January 31, 2020.

On July 22, 2019, the Company issued 10,000,000 stock options, of which one-third (1/3) vest immediately, and the remaining shall vest one-twenty fourth (1/24) per month from after the date of these options (remaining block). The first block shall become exercisable immediately and is exercisable for a period of seven (7) years. The options fully vest by July 22, 2021.

A summary of the Company's stock option activity and related information follows:

	6/30/2020		6/30/2019
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	186,250,000	$0.01	10,250,000	$0.01
Granted	10,000,000	$0.01	176,000,000	$0.01
Exercised	-	-	-	-
Forfeited/Expired	(250,000)	-	-	-
Outstanding, end of period	196,000,000	$0.01	186,250,000	$0.01
Exercisable at the end of period	160,493,150	$0.01	85,583,333	$0.01

The weighted average remaining contractual life of options outstanding as of June 30, 2020 and 2019 was as follows:

6/30/2020				6/30/2019
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$-	-	-	-	$0.02	250,000	250,000	0.75
$0.01	10,000,000	10,000,000	1.26	$0.01	10,000,000	5,250,000	3.26
$0.0097-0.0099	176,000,000	144,018,263	5.57 – 5.59	$0.0097-0.0099	176,000,000	60,666,667	6.57 - 6.84
$0.0060	10,000,000	6,474,887	6.06	$-	-	-	-
	196,000,000	160,493,150			186,250,000	85,583,333

	6/30/20	6/30/19
Risk free interest rate	1.47% - 2.58%	1.94%
Stock volatility factor	54.99% - 189.01%	146%
Weighted average expected option life	6 years	7 years
Expected dividend yield	None	None

The stock-based compensation expense recognized in the statement of operations during the years ended June 30, 2020 and 2019, related to the granting of these options was $473,853 and $735,772, respectively.